General Information	12 Months Ended
Dec. 31, 2022
General information [Abstract]
General Information
1.
General information

PropertyGuru Group Limited (the “Company”) and its subsidiaries (the “Group”) is in the business of advertising, real estate marketing, business management and consultancy services. PropertyGuru Pte. Ltd. (“PropertyGuru”) became a wholly-owned subsidiary of PropertyGuru Group Limited as part of the reorganisation (as described in Note 2) on 17 March 2022.

PropertyGuru Group Limited (the “Company”) is incorporated in Cayman Islands. The address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman.

Prior to consummation of the Business Combination on 17 March 2022, the audited consolidated financial statements for the year ended 31 December 2021 were issued for PropertyGuru and its subsidiaries, which is the predecessor to the Company for financial reporting purposes. The Company had no operations prior to the reorganisation. As a result of the Business Combination (as defined below), PropertyGuru became a wholly-owned subsidiary of the Company. The comparable consolidated financial statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020 represent the consolidated financial statements of PropertyGuru and its subsidiaries.